Commitments and Contingencies - Additional Information (Detail)		4 Months Ended
	Feb. 01, 2021 USD ($) shares	Feb. 01, 2021 USD ($) $ / shares
Subsidiary, Sale of Stock [Line Items]
Underwriting discount paid per unit | $ / shares		$ 0.20
Payments for underwriting expense | $		$ 8,000,000.0
Deferred underwriting commission per unit | $ / shares		$ 0.35
Deferred underwriting commissions | $	$ 14,000,000	$ 14,000,000
Common Class A [Member] | Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Overallotment option	45 days
Stock issued during period shares | shares	5,000,000